Related Party Transactions	4 Months Ended	12 Months Ended
	Apr. 21, 2014	Dec. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Corporate Development and Administrative Services Agreement
Prior to the IPO, Zoe’s Investors, terminated the Corporate Development and Administrative Services Agreement with Brentwood Private Equity IV, LLC ("Brentwood"), an owner of membership interests in Zoe’s Investors, the previous sole shareholder. Under the terms of the agreement, Brentwood provided assistance in the corporate development activities and our business growth efforts. As consideration for services provided, we provided reimbursement for business expenses related to performance of this agreement and an annual consulting fee based on Adjusted EBITDA as defined in the agreement. During the sixteen weeks ended April 21, 2014 and April 22, 2013, we expensed approximately $0.1 million and $0.03 million, respectively, related to this agreement.

Related Party Transactions
Corporate Development and Administrative Services Agreement
Zoe's Investors entered into a Corporate Development and Administrative Services Agreement with Brentwood Private Equity IV, LLC ("Brentwood"), an owner of membership interests in Zoe's Investors, our sole shareholder. Under the terms of the agreement, Brentwood provides assistance in the corporate development activities and our business growth efforts. As consideration for services provided, we provide reimbursement for business expenses related to performance of this agreement and an annual consulting fee based on Adjusted EBITDA as defined in the agreement. During the years ended December 30, 2013, December 31, 2012 and December 26, 2011, we expensed approximately $0.2 million, $0.2 million and $0.2 million respectively, related to this agreement.
In addition, the persons associated with Brentwood currently serve on our Board of Directors. Currently, Brentwood controls the Company.